Past Due Loans Receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due	$ 14,064	$ 12,664
60 to 89 Days Past Due	2,199	2,812
90 Days or More Past Due	3,330	5,453
Total 30 Days or More Past Due	19,593	20,929
Current and Not Past Due	1,033,135	668,877
Total Loans	1,052,728	689,806
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due	5,402	3,245
60 to 89 Days Past Due	783	1,725
90 Days or More Past Due	1,473	3,285
Total 30 Days or More Past Due	7,658	8,255
Current and Not Past Due	442,154	222,409
Total Loans	449,812	230,664
Real estate: Multi-family and commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due	1,057	4,149
60 to 89 Days Past Due	0	0
90 Days or More Past Due	1,388	1,266
Total 30 Days or More Past Due	2,445	5,415
Current and Not Past Due	283,215	196,536
Total Loans	285,660	201,951
Real estate: Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due	0	0
60 to 89 Days Past Due	0	0
90 Days or More Past Due	0	0
Total 30 Days or More Past Due	0	0
Current and Not Past Due	10,162	3,284
Total Loans	10,162	3,284
Commercial business: SBA and USDA guaranteed [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due	7,266	5,014
60 to 89 Days Past Due	1,161	1,087
90 Days or More Past Due	66	0
Total 30 Days or More Past Due	8,493	6,101
Current and Not Past Due	129,085	142,284
Total Loans	137,578	148,385
Commercial Business: Time Share Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due	0	0
60 to 89 Days Past Due	0	0
90 Days or More Past Due	0	0
Total 30 Days or More Past Due	0	0
Current and Not Past Due	28,615	23,310
Total Loans	28,615	23,310
Commercial Business: Condominium Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due	0	0
60 to 89 Days Past Due	0	0
90 Days or More Past Due	0	0
Total 30 Days or More Past Due	0	0
Current and Not Past Due	18,442	15,493
Total Loans	18,442	15,493
Commercial business: Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due	0	0
60 to 89 Days Past Due	171	0
90 Days or More Past Due	338	541
Total 30 Days or More Past Due	509	541
Current and Not Past Due	69,196	25,798
Total Loans	69,705	26,339
Consumer: Home equity [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due	258	216
60 to 89 Days Past Due	36	0
90 Days or More Past Due	49	361
Total 30 Days or More Past Due	343	577
Current and Not Past Due	43,941	27,798
Total Loans	44,284	28,375
Consumer: Indirect automobile [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due	80	19
60 to 89 Days Past Due	47	0
90 Days or More Past Due	16	0
Total 30 Days or More Past Due	143	19
Current and Not Past Due	6,211	9,633
Total Loans	6,354	9,652
Consumer: Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due	1	21
60 to 89 Days Past Due	1	0
90 Days or More Past Due	0	0
Total 30 Days or More Past Due	2	21
Current and Not Past Due	2,114	2,332
Total Loans	$ 2,116	$ 2,353